Environmental rehabilitation obligation funds (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Balance at beginning of the year	R 5,306	R 5,202	R 4,934
Assets acquired on acquisition of subsidiary	616	0	0
Assets derecognised with deemed disposal of interest in joint operation	(260)	0	0
Contributions made	185	86	72
Payments received	(322)	(33)	(10)
Interest income	339	235	174
Transfer to other financial assets	22	264	0
Fair value movement recognised in profit or loss	108	152	0
Balance at end of the year	5,927	5,306	5,202
Restricted funds	1,850	1,616	1,135
Funds	4,077	3,690	4,067
Environmental rehabilitation obligation funds
Disclosure of fair value measurement of assets [line items]
Fair value movement recognised in profit or loss	80	80	32
Foreign currency translation	R 5	R 0	R 0